                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment  [  ]                   Amendment No.:    _______
         This Amendment (Check only one):       [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Margaret St. Clair
Address:          c/o Amelia Peabody Foundation
                  One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:     028-05991

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair  Wellesley, Massachusetts July 28, 2003

Report Type (Check only one):

[ ]      13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation


                                       -2-
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $531 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         13F File No.  Name

1.       28-05993      Philip B. Waring


                                       -3-
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             MARGARET ST. CLAIR FORM 13F INFORMATION TABLE 6 30 2003

COLUMN 1                      COLUMN 2               COLUMN 3  COLUMN 4        COLUMN 5             COLUMN 6
-----------------------------------------------------------------------------------------------------------------

NAME OF ISSUER                TITLE OF CLASS            CUSIP    VALUE     SHRS OR SH/ PUT/        INVESTMENT
-----------------------------------------------------------------------------------------------------------------
                                                               (X $1000)   PRN AMT PRN CALL        DISCRETION
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Aberdeen Asia Pacific Income  Exchange Traded       003009107     $2          300     SH         Shared-Other
Fund                          Fund
-----------------------------------------------------------------------------------------------------------------
Aberdeen Global Income Fund   Exchange Traded
                              Fund                  003013109     $6          500     SH         Shared-Other
-----------------------------------------------------------------------------------------------------------------
American Century              Mutual Fund -
International Bond Fund       Closed End            25082108     $90        6,600     SH         Shared-Other
-----------------------------------------------------------------------------------------------------------------
AT&T Cap Corp. SR Public
Income NT Pines 8 1/8
12/15/28                      Preferred Stock       00206J308     $52       2,000     SH         Shared-Other
-----------------------------------------------------------------------------------------------------------------
Chase Capital IV Cap Secs
Ser D 7.34%                   Preferred Stock       16147N208     $51       2,000     SH         Shared-Other
-----------------------------------------------------------------------------------------------------------------
Citigroup Cap VII Cap Secs
7.125% Trups Callable         Preferred Stock       17306N203     $55       2,000     SH         Shared-Other
-----------------------------------------------------------------------------------------------------------------
Nasdaq 100 Shares             Common Stock          631100104     $15         500     SH         Shared-Other
-----------------------------------------------------------------------------------------------------------------
                              MUTUAL FUND -
Prudent Global Income Fund    CLOSED END            743982100     $41       3,400     SH         Shared-Other
-----------------------------------------------------------------------------------------------------------------
SBC Communications Inc
Public Income NT Pines 7%
Callable                      Preferred Stock       78387G301     $55       2,000     SH         Shared-Other
-----------------------------------------------------------------------------------------------------------------
Tennessee Valley Auth
Putable Automatic rate Reset
Sec Parrs 1998 6.75% to 6/03
Reset Annually 6/01/28 MTY    Preferred Stock       880591300     $81       3,000     SH         Shared-Other
-----------------------------------------------------------------------------------------------------------------
Tennessee Valley Auth
Putable Automatic rate Reset
Sec Parrs 1999 6.5%           Preferred Stock       880591409     $83       3,000     SH         Shared-Other
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
TOTAL                                                            $531
-----------------------------------------------------------------------------------------------------------------

COLUMN 1                        COLUMN 7                 COLUMN 8
----------------------------------------------------------------------------------
NAME OF ISSUER                    OTHER              VOTING AUTHORITY
----------------------------------------------------------------------------------
                                MANAGERS   SOLE       SHARED          OTHER
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Aberdeen Asia Pacific Income       1       300
Fund
----------------------------------------------------------------------------------
Aberdeen Global Income Fund
                                   1       500
----------------------------------------------------------------------------------
American Century
International Bond Fund            1     6,600
----------------------------------------------------------------------------------
AT&T Cap Corp. SR Public
Income NT Pines 8 1/8
12/15/28                           1     2,000
----------------------------------------------------------------------------------
Chase Capital IV Cap Secs
Ser D 7.34%                        1     2,000
----------------------------------------------------------------------------------
Citigroup Cap VII Cap Secs
7.125% Trups Callable              1     2,000
----------------------------------------------------------------------------------
Nasdaq 100 Shares                  1       500
----------------------------------------------------------------------------------

Prudent Global Income Fund         1     3,400
----------------------------------------------------------------------------------
SBC Communications Inc
Public Income NT Pines 7%
Callable                           1     2,000
---------------------------------------------------------------------------------
Tennessee Valley Auth
Putable Automatic rate Reset
Sec Parrs 1998 6.75% to 6/03
Reset Annually 6/01/28 MTY         1     3,000
---------------------------------------------------------------------------------
Tennessee Valley Auth
Putable Automatic rate Reset
Sec Parrs 1999 6.5%                1     3,000
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
TOTAL
---------------------------------------------------------------------------------